Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Premiums (includes $2,191, $(2,740) and $6,296 of gains (losses) from changes in estimates on deferred profit liability amortization for the years ended December 31, 2025, 2024, and 2023, respectively)	$ 547,201	$ 393,127	$ 328,897
Policy charges and fee income	1,707,338	7,382,797	1,536,606
Net investment income	3,210,522	2,422,017	1,675,522
Asset administration fees	205,332	223,563	232,950
Other Income (loss)	2,261,776	759,756	751,363
Realized Investment Gains (Losses)	(1,430,425)	451,417	(1,147,099)
Change in value of market risk benefits, net of related hedging gain (losses)	(506,994)	(433,955)	(106,773)
TOTAL REVENUES	5,994,750	11,198,722	3,271,466
BENEFITS AND EXPENSES
Policyholders’ benefits	779,722	8,352,333	503,789
Change in estimates of liability for future policy benefits	(79,505)	(20,643)	3,952
Interest credited to policyholders’ account balances	1,177,660	1,037,731	621,645
Amortization of deferred policy acquisition costs	663,527	(372,201)	539,510
General, administrative and other expense	1,186,839	1,228,443	1,124,923
TOTAL BENEFITS AND EXPENSES	3,728,243	10,225,663	2,793,819
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES AND OPERATING JOINT VENTURE	2,266,507	973,059	477,647
Income tax expense (benefit)	420,583	135,149	26,468
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	1,845,924	837,910	451,179
Equity in earnings of operating joint venture, net of taxes	(335)	(425)	(433)
Net income (loss)	1,845,589	837,485	450,746
Net unrealized investment gains (losses)	995,445	(335,093)	691,952
Interest rate remeasurement of future policy benefits	(40,022)	58,676	(60,978)
Gain (loss) from changes in non-performance risk on market risk benefits	(185,092)	(441,138)	(659,927)
Total	773,657	(722,150)	(26,534)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	162,925	(151,234)	(5,638)
Total Comprehensive Income (Loss)	2,443,048	253,074	429,362
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Amortization Expense, Realized Gain (Loss)	2,301	(2,690)	6,978
PRUCO Life Insurance Company
REVENUES
Premiums (includes $2,191, $(2,740) and $6,296 of gains (losses) from changes in estimates on deferred profit liability amortization for the years ended December 31, 2025, 2024, and 2023, respectively)	500,031	344,383	289,344
Policy charges and fee income	1,623,176	6,677,744	1,476,927
Net investment income	2,912,127	2,154,525	1,507,280
Asset administration fees	192,382	212,328	223,803
Other Income (loss)	2,242,832	743,843	747,789
Realized Investment Gains (Losses)	(1,242,504)	498,953	(1,102,789)
Change in value of market risk benefits, net of related hedging gain (losses)	(522,945)	(473,209)	(169,565)
TOTAL REVENUES	5,705,099	10,158,567	2,972,789
BENEFITS AND EXPENSES
Policyholders’ benefits	714,135	7,338,059	448,286
Change in estimates of liability for future policy benefits	(62,248)	(14,594)	6,067
Interest credited to policyholders’ account balances	1,116,400	956,863	557,510
Amortization of deferred policy acquisition costs	643,498	(285,676)	518,939
General, administrative and other expense	1,134,168	1,180,030	1,074,134
TOTAL BENEFITS AND EXPENSES	3,545,953	9,174,682	2,604,936
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES AND OPERATING JOINT VENTURE	2,159,146	983,885	367,853
Income tax expense (benefit)	411,664	147,233	14,006
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	1,747,482	836,652	353,847
Equity In Earnings Of Subsidiaries	85,169	(12,237)	96,844
Equity in earnings of operating joint venture, net of taxes	(335)	(425)	(433)
Net income (loss)	1,832,316	823,990	450,258
Net unrealized investment gains (losses)	914,172	(246,952)	632,819
Interest rate remeasurement of future policy benefits	(37,656)	45,461	(50,679)
Gain (loss) from changes in non-performance risk on market risk benefits	(169,143)	(401,884)	(597,135)
Other	66,284	(118,775)	(11,539)
Total	773,657	(722,150)	(26,534)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	162,925	(151,234)	(5,638)
Other Comprehensive Income (Loss), Net of Tax	610,732	(570,916)	(20,896)
Total Comprehensive Income (Loss)	2,443,048	253,074	429,362
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Amortization Expense, Realized Gain (Loss)	$ 2,191	$ (2,740)	$ 6,296